                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0582
                                                        Expires: March 31, 2012
                                                        Estimated average burden
                                                        hours per response: 9.6
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08044

                    Invesco High Yield Investments Fund, Inc.
               (Exact name of registrant as specified in charter)


               1555 Peachtree Street, N.E. Atlanta, Georgia 30309 (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
                     (Name and address of agent for service)

                                    Copy to:

                            Stephen R. Rimes, Esquire
                             Invesco Advisers, Inc.
                          11 Greenway Plaza, Suite 2500
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 7/01/09 - 06/30/10

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08044
Reporting Period: 07/01/2009 - 06/30/2010
Invesco High Yield Investments Fund, Inc.









================== Invesco High Yield Investments Fund, Inc. ===================


MORGAN STANLEY HIGH YIELD FUND, INC.

Ticker:       MSY            Security ID:  61744M104
Meeting Date: JUN 17, 2010   Meeting Type: Special
Record Date:  FEB 18, 2010

#      Proposal                                Mgt Rec   Vote Cast   Sponsor
----   -------------------------------------   -------   ---------   -----------
1.1    Elect Director David C. Arch            For       For         Management
1.2    Elect Director Bob R. Baker             For       For         Management
1.3    Elect Director Frank S. Bayley          For       For         Management
1.4    Elect Director James T. Bunch           For       For         Management
1.5    Elect Director Bruce L. Crockett        For       For         Management
1.6    Elect Director Rod Dammeyer             For       For         Management
1.7    Elect Director Albert R. Dowden         For       For         Management
1.8    Elect Director Jack M. Fields           For       For         Management
1.9    Elect Director Martin L. Flanagan       For       Withhold    Management
1.10   Elect Director Carl Frischling          For       For         Management
1.11   Elect Director Prema Mathai-Davis       For       For         Management
1.12   Elect Director Lewis F. Pennock         For       For         Management
1.13   Elect Director Larry Soll               For       For         Management
1.14   Elect Director Hugo F. Sonnenschein     For       For         Management
1.15   Elect Director Raymond Stickel, Jr.     For       For         Management
1.16   Elect Director Philip A. Taylor         For       Withhold    Management
1.17   Elect Director Wayne W. Whalen          For       For         Management
2      Approve Investment Advisory Agreement   For       For         Management
3      Approve Subadvisory Agreement           For       For         Management

--------------------------------------------------------------------------------

ORBCOMM INC.

Ticker:       ORBC           Security ID:  68555P100
Meeting Date: APR 29, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#      Proposal                                Mgt Rec   Vote Cast   Sponsor
----   -------------------------------------   -------   ---------   -----------
1.1    Elect Director Didier Delepine          For       For         Management
1.2    Elect Director Hans E. W. Hoffmann      For       For         Management
1.3    Elect Director Gary H. Ritondaro        For       For         Management
2      Ratify Auditors                         For       For         Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO HIGH YIELD INVESTMENTS FUND, INC.


By (Signature and Title)* /s/ Philip A. Taylor
                          ---------------------------
                          Philip A. Taylor
                          Principal Executive Officer

Date August 20, 2010

*    Please print the name and title of the signing officer below the signature.